Fees and Expenses - VanEck Real Assets ETF	Feb. 01, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	FUND FEES AND EXPENSES
Expense Narrative [Text Block]
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including funds which invest exclusively in money market instruments. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in this Prospectus and on the Fund’s filing on form N-CSR. Acquired fund fees and expenses include fees and expenses associated with investments in investment companies managed by Van Eck Absolute Return Advisers Corporation (the “Adviser”) or its affiliates; the Adviser has agreed to waive the management fee it charges to the Fund by any amount the Adviser or its affiliates collect as a management fee from such investment company. Such waivers are included in “Fee Waivers and Expense Reimbursement” above.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waivers and/or expense reimbursement arrangement for only the first year).
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%